Subsequent Events (Condensed Consolidated Balance Sheets - Pro-Forma) (Details) - USD ($) $ in Thousands			12 Months Ended
	Feb. 17, 2017	Feb. 14, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2016	Dec. 31, 2013
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Cash			$ 212,884	$ 16,732
Restricted cash			1,258	44,357		$ 42,100
Increase (Decrease) in Restricted Cash			(43,098)	43,098	$ 0
Oil and natural gas revenues			34,154	16,616
Joint interest billings			19,347	16,999
Other			5,167	10,794
Lease and well equipment inventory			3,045	2,022
Prepaid expenses and other assets			3,327	3,203
Total current assets			279,182	127,007
Evaluated			2,408,305	2,122,174
Unproved and unevaluated			479,736	387,504
Other property and equipment			160,795	86,387
Less accumulated depletion, depreciation and amortization			(1,864,311)	(1,583,659)
Net property and equipment			1,184,525	1,012,406
Other assets			958	1,448
Total assets			1,464,665	1,140,861	1,434,490
Accounts payable			4,674	10,966
Accrued liabilities			101,460	92,369
Royalties payable			23,988	16,493
Amounts due to affiliates			8,651	5,670
Derivative instruments			24,203	0
Advances from joint interest owners			1,700	700
Amounts due to joint ventures			4,251	2,793
Other current liabilities			578	161
Total current liabilities			169,505	136,830
Senior unsecured notes payable			573,924	391,254
Asset retirement obligations			19,725	15,166
Derivative instruments			751	0
Amounts due to joint ventures			1,771	3,956
Other long-term liabilities			7,544	2,190
Total long-term liabilities			603,715	515,072
Commitments and contingencies (Note 13)
Common stock — $0.01 par value, 120,000,000 shares authorized; 99,518,764 and 85,567,021 shares issued; and 99,511,931 and 85,564,435 shares outstanding, respectively			995	856
Additional paid-in capital			1,325,481	1,026,077
Accumulated deficit			(636,351)	(538,930)
Total shareholders' equity			690,125	488,003
Non-controlling interest in subsidiaries			1,320	956
Total shareholders’ equity			691,445	488,959	$ 866,541		$ 568,924
Total liabilities and shareholders’ equity			$ 1,464,665	$ 1,140,861
Ownership percentage			100.00%
Adjustment [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Cash			$ 164,340
Restricted cash			9,407
Oil and natural gas revenues			0
Joint interest billings			0
Other			0
Lease and well equipment inventory			0
Prepaid expenses and other assets			0
Total current assets			173,747
Evaluated			0
Unproved and unevaluated			0
Other property and equipment			0
Less accumulated depletion, depreciation and amortization			0
Net property and equipment			0
Total assets			173,747
Accounts payable			0
Accrued liabilities			0
Royalties payable			0
Amounts due to affiliates			0
Derivative instruments			0
Advances from joint interest owners			0
Amounts due to joint ventures			0
Other current liabilities			0
Total current liabilities			0
Senior unsecured notes payable			0
Asset retirement obligations			0
Derivative instruments			0
Amounts due to joint ventures			0
Other long-term liabilities			0
Total long-term liabilities			0
Common stock — $0.01 par value, 120,000,000 shares authorized; 99,518,764 and 85,567,021 shares issued; and 99,511,931 and 85,564,435 shares outstanding, respectively			0
Additional paid-in capital			124,871
Accumulated deficit			0
Total shareholders' equity			124,871
Non-controlling interest in subsidiaries			48,876
Total shareholders’ equity			173,747
Total liabilities and shareholders’ equity			173,747
Pro Forma [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Cash			377,224
Restricted cash			10,665
Oil and natural gas revenues			34,154
Joint interest billings			19,347
Other			5,167
Lease and well equipment inventory			3,045
Prepaid expenses and other assets			3,327
Total current assets			452,929
Evaluated			2,408,305
Unproved and unevaluated			479,736
Other property and equipment			160,795
Less accumulated depletion, depreciation and amortization			(1,864,311)
Net property and equipment			1,184,525
Other assets			958
Total assets			1,638,412
Accounts payable			4,674
Accrued liabilities			101,460
Royalties payable			23,988
Amounts due to affiliates			8,651
Derivative instruments			24,203
Advances from joint interest owners			1,700
Amounts due to joint ventures			4,251
Other current liabilities			578
Total current liabilities			169,505
Senior unsecured notes payable			573,924
Asset retirement obligations			19,725
Derivative instruments			751
Amounts due to joint ventures			1,771
Other long-term liabilities			7,544
Total long-term liabilities			603,715
Commitments and contingencies (Note 13)
Common stock — $0.01 par value, 120,000,000 shares authorized; 99,518,764 and 85,567,021 shares issued; and 99,511,931 and 85,564,435 shares outstanding, respectively			995
Additional paid-in capital			1,450,352
Accumulated deficit			(636,351)
Total shareholders' equity			814,996
Non-controlling interest in subsidiaries			50,196
Total shareholders’ equity			865,192
Total liabilities and shareholders’ equity			$ 1,638,412
San Mateo Midstream [Member] | Corporate Joint Venture [Member] | Subsequent Event [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Restricted cash	$ 10,000
Proceeds received in connection with formation of joint venture	$ 176,400
Ownership percentage	51.00%
San Mateo Midstream [Member] | Corporate Joint Venture [Member] | Subsequent Event [Member] | Five Point [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Proceeds received in connection with formation of joint venture	$ 171,500
Ownership percentage	49.00%
Payments to acquire interest in joint venture	$ 176,400
Fulcrum Delaware Water Resources [Member] | Corporate Joint Venture [Member] | Subsequent Event [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Increase (Decrease) in Restricted Cash	$ (600)	$ (600)
Payments to acquire interest in joint venture		$ 2,600